Shareholders' Equity	12 Months Ended
Jun. 30, 2019
Shareholders' Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]	Shareholders’ Equity
Treasury shares

On November 17, 2017, we announced that our Board had authorized the repurchase of up to 6,200,000 of our ordinary shares and during the year ended June 30, 2019, we purchased 240,429 shares under this authorization for a cost of $24,105. On February 12, 2019, we announced that our Board authorized the repurchase of up to 5,500,000 of our ordinary shares, which replaced the previous authorization. During the year ended June 30, 2019, we purchased 354,021 shares under this authorization for a cost of $31,462.
Share-based awards

The 2016 Performance Equity Plan (the "2016 Plan") became effective upon shareholder approval on May 27, 2016 and allows us to grant PSUs, entitling the recipient to receive Cimpress ordinary shares based upon continued service to Cimpress and the achievement of objective, predetermined appreciation of Cimpress' three-year moving average share price. We may grant PSUs under the 2016 Plan to our employees, officers, non-employee directors, consultants, and advisors. Subject to adjustment in the event of stock splits, stock dividends and other similar events, we may make awards under the 2016 Plan for up to 6,000,000 of our ordinary shares.
The 2011 Equity Incentive Plan (the “2011 Plan”) became effective upon shareholder approval on June 30, 2011 and allows us to grant share options, share appreciation rights, restricted shares, restricted share units and other awards based on our ordinary shares to our employees, officers, non-employee directors, consultants and advisors. Among other terms, the 2011 Plan requires that the exercise price of any share option or share appreciation right granted under the 2011 Plan be at least 100% of the fair market value of the ordinary shares on the date of grant; limits the term of any share option or share appreciation right to a maximum period of 10 years; provides that shares underlying outstanding awards under the Amended and Restated 2005 Equity Incentive Plan that are canceled, forfeited, expired or otherwise terminated without having been issued in full will become available for the grant of new awards under the 2011 Plan; and prohibits the repricing of any share options or share appreciation rights without shareholder approval. In addition, the 2011 Plan provides that the number of ordinary shares available for issuance under the plan will be reduced by (i) 1.56 ordinary shares for each share subject to a restricted share or other share-based award with a per share or per unit purchase price lower than 100% of the fair market value of the ordinary shares on the date of grant and (ii) one ordinary share for each share subject to any other award under the 2011 Plan.
Our 2005 Non-Employee Directors’ Share Option Plan allows us to grant share options to our non-employee directors upon initial appointment as a director and annually thereafter in connection with our annual general meeting of shareholders if they are continuing to serve as a director at such time. We also have two additional plans with outstanding awards from which we will not grant any additional awards.
An aggregate of 6,637,132 ordinary shares were available for future awards under all of our share-based award plans as of June 30, 2019. For PSUs under our 2016 Plan, we assumed that we would issue ordinary shares equal to 250% of the outstanding PSUs, which is the maximum potential share issuance. A combination of new shares and treasury shares has historically been used in fulfillment of our share based awards.
Share options
We granted options in prior years to purchase ordinary shares at prices that are at least equal to the fair market value of the shares on the date the option is granted and have a contractual term of approximately eight to ten years. Options generally vest over 3 years for non-employee directors and over 4 years for employees.
The fair value of each option award subject only to service period vesting is estimated on the date of grant using the Black-Scholes option pricing model and is recognized as expense on a straight-line basis over the requisite service period. Use of a valuation model requires management to make certain assumptions with respect to inputs. The expected volatility assumption is based upon historical volatility of our share price. The expected term assumption is based on the contractual and vesting term of the option and historical experience. The risk-free interest rate is based on the U.S. Treasury yield curve with a maturity equal to the expected life assumed at the grant date. We value share options with a market condition using a lattice model with compensation expense recorded on an accelerated basis over the requisite service period.
We did not grant any share options in fiscal 2019 or 2018. A summary of our share option activity and related information for the year ended June 30, 2019 is as follows:

	Shares Pursuant to Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at the beginning of the period	1,651,308	$48.74	1.9
Granted	—	—
Exercised	(218,085)	38.54
Forfeited/expired	(1,309)	81.52
Outstanding at the end of the period	1,431,914	$50.27	0.9	$58,171
Exercisable at the end of the period	1,431,800	$50.27	0.9	$58,167

The intrinsic value in the table above represents the total pre-tax amount, net of exercise price, which would have been received if all option holders exercised in-the-money options on June 30, 2019. The total intrinsic value of options exercised during the fiscal years ended June 30, 2019, 2018 and 2017 was $12,498, $46,853, and $25,566, respectively.
Performance share units - 2016 Performance Equity Plan
The PSU awards entitle the recipient to receive Cimpress ordinary shares between 0% and 250% of the number of units, based upon continued service to Cimpress and the achievement of a compounded annual growth rate target based on Cimpress' three-year moving average share price that will be assessed annually in years 6 - 10 following the grant date. PSU awards granted in fiscal 2020 will be assessed annually in years 4-8 following the grant date. The fair value of the PSUs is based on a Monte Carlo simulation, and the resulting expense is recognized on an accelerated basis over the requisite service period.

During fiscal 2018, we issued supplemental performance share units ("supplemental PSUs") to certain members of management (excluding Robert Keane, our Chairman and CEO) that were incremental to our typical long-term incentive awards. The supplemental PSUs are subject to a three-year cumulative financial performance condition intended to provide a stretch goal for participants in addition to service vesting and share price performance conditions. The evaluation of achievement of the performance condition is at the discretion of the Compensation Committee and, therefore, the awards are subject to mark-to-market accounting throughout the performance vesting period. Beginning in the second quarter of fiscal 2018, we concluded that the achievement of the performance condition was probable and recognized $15,397 of expense cumulatively through the first quarter of fiscal 2019. In the second quarter of fiscal 2019, which is seasonally significant, we concluded that the achievement of the three-year cumulative performance condition was no longer probable, and we reversed the previously recognized expense of $15,397. As of June, 30, 2019 we continue to consider achievement of the performance condition to not be probable. If, in a future period, we determine that it is probable that the financial performance condition will be achieved based on our financial performance, we will cumulatively catch up the expense in that period.
A summary of our PSU activity and related information for the fiscal year ended June 30, 2019 is as follows:

	PSUs	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding at the beginning of the period	680,763	119.04
Granted	226,220	176.16
Vested and distributed	—	—
Forfeited	(85,238)	140.40
Outstanding at the end of the period	821,745	132.55	$74,688

The weighted average fair value of PSUs granted during the fiscal years ended June 30, 2019, 2018, and 2017 was $176.16, $115.02, and $123.51, respectively. The total intrinsic value of PSUs outstanding at the fiscal years ended June 30, 2019, 2018 and 2017 was $74,688, $98,683 and $35,452, respectively. As of June 30, 2019, the number of shares subject to PSUs included in the table above assumes the issuance of one share for each PSU, but based on actual performance that amount delivered can range from zero shares to a maximum of 2,054,363 shares.
Restricted share units

The fair value of an RSU award is equal to the fair market value of our ordinary shares on the date of grant and the expense is recognized on a straight-line basis over the requisite service period. RSUs generally vest over 4 years. For awards with a performance condition, we recognize compensation cost on an accelerated basis over the requisite service period when achievement of the performance condition is deemed probable.
A summary of our RSU activity and related information for the fiscal year ended June 30, 2019 is as follows:

	RSUs	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value
Unvested at the beginning of the period	209,868	$76.67
Granted	—	—
Vested and distributed	(54,669)	76.70
Forfeited	(145,003)	75.98
Unvested at the end of the period	10,196	$86.37	$927

The weighted average fair value of RSUs granted during the fiscal year ended June 30, 2017 was $97.25. We did not grant any RSUs during the fiscal year ended June 30, 2018 or 2019. The total intrinsic value of RSUs vested during the fiscal years ended June 30, 2019, 2018 and 2017 was $6,749, $11,581 and $21,130, respectively.
Restricted share awards
As part of our acquisition of Tradeprint during the first quarter of fiscal 2016, we issued 65,050 restricted ordinary shares. The fair value of the RSAs was determined based on our share price on the date of grant and is recognized as share-based compensation expense over the applicable service period. These awards vest over a 2 to 4 year period.
A summary of our RSA activity and related information for the fiscal year ended June 30, 2019 is as follows:

	RSAs	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value
Unvested at the beginning of the period	8,291	$64.53
Granted	—	—
Vested and released	(4,146)	64.53
Forfeited	—	—
Unvested at the end of the period	4,145	$64.53	$377

Share-based compensation
Total share-based compensation costs were $21,716, $50,466 and $48,627 for the years ended June 30, 2019, 2018 and 2017, respectively, and we elected to recognize the impact of forfeitures as they occur.
From time to time we issue awards that are considered liability-based awards as they are settleable in cash. As of June 30, 2019, we have a liability-based award associated with our Printi LLC investment, of which the estimated settlement amount is zero. Refer to Note 15 for additional details.

Share-based compensation costs capitalized as part of software and website development costs were $1,141, $1,607 and $1,546 for the years ended June 30, 2019, 2018 and 2017, respectively.
As of June 30, 2019, there was $24,893 of total unrecognized compensation cost related to non-vested, share-based compensation arrangements. This cost is expected to be recognized over a weighted average period of 1.5 years.